Income Taxes - Long-Term Marginal State Income Tax Rate (Details) - State and Local Jurisdiction [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-Term Marginal State Income Tax Rate [Line Items]
Increase (Decrease) in Deferred Income Taxes	$ 27	$ 66	$ 20
Increase (Decrease) in Income Taxes	$ 27	$ 66	$ 20